Quarterly Financial Information (Unaudited) (Tables)	7 Months Ended
Dec. 31, 2020
Quarterly Financial Information Disclosure [Abstract]
Schedule of unaudited condensed balance sheet
	As of September 30, 2020
	As Previously Reported	Restatement Adjustment	As Restated

Unaudited Condensed Balance Sheet
Total assets	$201,529,675	$-	$201,529,675
Liabilities and stockholders’ equity
Total current liabilities	$197,020	$-	$197,020
Deferred underwriting commissions	7,000,000	-	7,000,000
Derivative warrant liabilities	-	12,640,000	12,640,000
Total liabilities	7,197,020	12,640,000	19,837,020
Class A common stock, $0.0001 par value; shares subject to possible redemption	189,332,650	(12,640,000)	176,692,650
Stockholders’ equity
Preferred stock- $0.0001 par value	-	-	-
Class A common stock - $0.0001 par value	107	126	233
Class B common stock - $0.0001 par value	575	-	575
Additional paid-in-capital	5,145,825	134,264	5,280,089
Accumulated deficit	(146,502)	(134,390)	(280,892)
Total stockholders’ equity	5,000,005	-	5,000,005
Total liabilities and stockholders’ equity	$201,529,675	$-	$201,529,675

Schedule of unaudited condensed statement of operations
	Three Months Ended September 30, 2020
	As Previously Reported	Restatement Adjustment	As Restated

Unaudited Condensed Statement of Operations
Loss from operations	$(146,829)	$-	$(146,829)
Other (expense) income:
Change in fair value of derivative warrant liabilities	-	340,000	340,000
Financing cost - derivative warrant liabilities	-	(474,390)	(474,390)
Net gain from investments held in Trust Account	18,534	-	18,534
Total other (expense) income	18,534	(134,390)	(115,856)
Net loss	$(128,295)	$(134,390)	$(262,685)

Basic and Diluted weighted-average Class A common shares outstanding	20,000,000	-	20,000,000
Basic and Diluted net loss per Class A common shares	$0.00	-	$0.00
Basic and Diluted weighted-average Class B common shares outstanding	5,000,000	-	5,000,000
Basic and Diluted net loss per Class B common shares	$(0.03)	$(0.02)	$(0.05)
	Period From June 4, 2020 (Inception) Through September 30, 2020
	As Previously Reported	Restatement Adjustment	As Restated

Unaudited Condensed Statement of Operations
Loss from operations	$(165,036)	$-	$(165,036)
Other (expense) income:
Change in fair value of derivative warrant liabilities	-	340,000	340,000
Financing cost - derivative warrant liabilities	-	(474,390)	(474,390)
Net gain from investments held in Trust Account	18,534	-	18,534
Total other (expense) income	18,534	(134,390)	(115,856)
Net loss	$(146,502)	$(134,390)	$(280,892)

Basic and Diluted weighted-average Class A common shares outstanding	20,000,000	-	20,000,000
Basic and Diluted net loss per Class A share	$0.00	-	$0.00
Basic and Diluted weighted-average Class B common shares outstanding	5,000,000	-	5,000,000
Basic and Diluted net loss per Class B share	$(0.03)	$(0.03)	$(0.06)

Schedule of unaudited condensed statement of cash flows
	Period From June 4, 2020 (Inception) Through September 30, 2020
	As Previously Reported	Restatement Adjustment	As Restated

Unaudited Condensed Statement of Cash Flows
Net loss	$(146,502)	$(134,390)	$(280,892)
Change in fair value of derivative warrant liabilities	$-	$(340,000)	$(340,000)
Financing Costs - derivative warrant liabilities	$-	$474,390	$474,390
Initial value of Class A common stock subject to possible redemption	$189,429,260	$(12,981,000)	$176,448,260
Change in fair value of Class A common stock subject to possible redemption	$95,610	$148,780	$244,390